BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2014
Bank Loans [Abstract]
Schedule of bank loans
	2014	2014	2013
	US$	RMB	RMB
	(In thousands)

Short-term bank loans	-	-	67,681
Long-term bank loans	26,238	160,553	195,087
Less: current portion	-	-	(67,681)
	26,238	160,553	195,087

Schedule of principal balance due for the next five years	RMB in thousands
Year	2015	2016	2017	2018	2019	Thereafter	Total
Principal Due	401	420	38,993	58,264	62,475	-	160,553